Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of Group's loss before income taxes

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Non-PRC	(3,763,962)	(5,633,012)	(7,839,712)	(1,136,651)
PRC	(3,415,780)	15,335,267	44,103,441	6,394,397
	(7,179,742)	9,702,255	36,263,729	5,257,746

Schedule of income taxes

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax	—	1,933,798	5,754,253	834,288
Deferred income tax benefit	—	(213)	(1,028,586)	(149,131)
	—	1,933,585	4,725,667	685,157

Schedule of reconciliations of the income tax expenses

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
(Loss)/profit before income tax expense	(7,179,742)	9,702,255	36,263,729	5,257,746
PRC statutory tax rate	25%	25%	25%	25%
Income tax (benefits)/expense at PRC statutory tax rate	(1,794,935)	2,425,564	9,065,932	1,314,437
International tax rate differential	1,077,383	1,522,480	2,013,305	291,902
Preferential tax rate differential	57,483	(1,439,100)	(4,442,822)	(644,149)
Non-deductible expenses	108	167,098	361,045	52,346
Non-taxable income	(164,120)	(139,417)	(122,067)	(17,698)
Deferred tax items tax rate differential	(110,821)	51,493	527,035	76,413
Additional deduction of research and development expenses	(124,858)	(223,591)	(444,071)	(64,384)
Change in valuation allowance	1,059,760	(430,942)	(2,232,690)	(323,710)
Income tax expenses	—	1,933,585	4,725,667	685,157

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	1,432,514	1,472,388	213,476
Carryforwards of non-deductible advertising expenses and donations	1,331,067	79,608	11,542
Others	31,926	58,994	8,553
Less: valuation allowance	(2,764,003)	(531,313)	(77,033)
Total deferred tax assets	31,504	1,079,677	156,538
Total deferred tax liabilities	(31,291)	(47,672)	(6,911)